Summary of Significant Accounting Policies - Summary of Total Accounts and Notes Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Accounting Policies [Abstract]
Trade		$ 270,498		$ 176,082
Notes receivable		244		650
Allowance for doubtful accounts	(11,292)	(12,853)	[1]	(8,117)	[1]
Total accounts and notes receivable, net of allowance for bad debt	$ 264,437	$ 257,889		$ 168,615

[1]	Additional information on the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011 is reported on Schedule II - Valuation and Qualifying Accounts.